Decrease/(increase) in working capital	12 Months Ended
Jun. 30, 2025
Decrease/(increase) in working capital
Decrease/(increase) in working capital
24	Decrease/(increase) in working capital

	2025	2024	2023
	Rm	Rm	Rm
(Increase)/decrease in inventories	(457)	(54)	1 913
(Increase)/decrease in trade receivables	(1 114)	(3 094)	9 002
Increase/(decrease) in trade payables	2 847	(1 693)	(2 865)
Decrease/(increase) in working capital	1 276	(4 841)	8 050

Movements exclude non-cash movements and translation effects.